Fair Value of Financial Instruments and Trading-Related Revenue - Summary of Trading Revenue (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016
Trading revenue [abstract]
Interest rates	$ 437	$ 480	$ 663
Foreign exchange	377	369	349
Equities	449	239	188
Commodities	63	84	66
Other	82	47	25
Total trading revenue	1,408	1,219	1,291
Net interest income	(422)	(133)	99
Non-interest revenue - trading revenue	1,830	1,352	1,192
Total trading revenue	$ 1,408	$ 1,219	$ 1,291